Debt - Activity Related to Secured Promissory Note (Detail) (USD $) In Thousands, unless otherwise specified				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member] Debt discount related to issuance of common stock warrants [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member] Debt discount related to issuance of common stock warrants [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member] Discount related to the $3,750,000 Notes [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member] Discount related to the $3,750,000 Notes [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member] Principal [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member] Principal [Member]	Dec. 31, 2013 April 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2013 April 2012 Senior Secured Promissory Note [Member] Principal [Member]	Dec. 31, 2013 April 2012 Senior Secured Promissory Note [Member] Discount related to Series C Warrant [Member]	Dec. 31, 2013 April 2012 Senior Secured Promissory Note [Member] Discount related to financing costs [Member]
Debt Instrument [Line Items]
Debt, beginning balance	$ 12,435	$ 12,437	$ 16,338	$ 12,005	$ 7,242	$ (241)	$ (258)	$ (204)		$ 12,450	$ 7,500	$ 8,374	$ 9,139	$ (251)	$ (514)
Amortization of debt discount				64	217	35	130	29	87			765		251	514
Debt, ending balance	12,435	12,437	16,338	12,069	12,005	(206)	(241)	(175)	(204)	12,450	12,450
Principal payments												(9,139)	(9,139)
Additions					$ 4,546		$ (113)		$ (291)		$ 4,950